Summary of Redeemable Noncontrolling Interest (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Temporary Equity Disclosure [Abstract]
Balance as of January 1	$ 1,603	¥ 11,022	¥ 5,492	¥ 3,948
Business combination (Note 3)	102	698	0	0
Other comprehensive income (loss)	0	0	(335)	325
Issuance of subsidiary shares	0	0	0	662
Disposal of subsidiary shares	0	0	(2,376)	0
Accretion of redeemable noncontrolling interests	21	146	(17)	557
Conversion of convertible notes of iQIYI	0	0	8,258	0
Conversion of iQIYI preferred shares recognized as redeemable noncontrolling interests to ordinary shares	(1,622)	(11,150)	0	0
Balance as of December 31	$ 104	¥ 716	¥ 11,022	¥ 5,492